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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21664

                      Pioneer Series Trust III
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  June 30

Date of reporting period:  March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Cullen Value Fund

 Schedule of Investments 3/31/2012 (unaudited)

 Shares

 Value

 COMMON STOCKS - 96.7%

 Energy - 8.6%

 Integrated Oil & Gas - 8.6%

 1,881,400

 ConocoPhillips

 $

 143,005,214

 9,381,200

 Gazprom OAO (A.D.R.)

 116,045,444

 554,000

 PetroChina Co, Ltd. (A.D.R.)

 77,853,620

 1,635,000

 Petroleo Brasileiro SA (A.D.R.)

 43,425,600

 $

 380,329,878

 Total Energy

 $

 380,329,878

 Materials - 0.9%

 Fertilizers & Agricultural Chemicals - 0.9%

 718,950

 The Mosaic Co.

 $

 39,750,746

 Total Materials

 $

 39,750,746

 Capital Goods - 16.7%

 Aerospace & Defense - 7.5%

 2,869,600

 Exelis, Inc.

 $

 35,927,392

 1,434,800

 ITT Corp.

 32,914,312

 1,887,800

 Raytheon Co.

 99,638,084

 1,971,000

 United Technologies Corp.

 163,474,740

 $

 331,954,528

 Heavy Electrical Equipment - 3.8%

 5,152,700

 ABB, Ltd. (A.D.R.)

 $

 105,166,607

 16,600,000

 Alstom SA (A.D.R.)

 63,744,000

 $

 168,910,607

 Industrial Conglomerates - 3.6%

 1,794,850

 3M Co.

 $

 160,118,568

 Industrial Machinery - 1.8%

 2,869,600

 Xylem, Inc./NY

 $

 79,631,400

 Total Capital Goods

 $

 740,615,103

 Transportation - 2.0%

 Railroads - 2.0%

 1,187,330

 Canadian Pacific Railway, Ltd.

 $

 90,177,714

 Total Transportation

 $

 90,177,714

 Automobiles & Components - 1.6%

 Auto Parts & Equipment - 1.6%

 824,600

 BorgWarner, Inc. *

 $

 69,546,764

 Total Automobiles & Components

 $

 69,546,764

 Media - 4.4%

 Movies & Entertainment - 4.4%

 4,458,450

 The Walt Disney Co.

 $

 195,190,940

 Total Media

 $

 195,190,940

 Food, Beverage & Tobacco - 12.1%

 Agricultural Products - 1.6%

 2,270,000

 Archer-Daniels-Midland Co.

 $

 71,868,200

 Packaged Foods & Meats - 10.5%

 3,825,650

 Kraft Foods, Inc.

 $

 145,412,956

 2,373,500

 Nestle SA (A.D.R.)

 149,530,500

 4,953,600

 Unilever NV (A.D.R.)

 168,571,008

 $

 463,514,464

 Total Food, Beverage & Tobacco

 $

 535,382,664

 Household & Personal Products - 3.8%

 Household Products - 3.8%

 2,278,000

 Kimberly-Clark Corp.

 $

 168,321,420

 Total Household & Personal Products

 $

 168,321,420

 Health Care Equipment & Services - 3.8%

 Health Care Equipment - 3.8%

 3,099,920

 Covidien Plc

 $

 169,503,626

 Total Health Care Equipment & Services

 $

 169,503,626

 Pharmaceuticals, Biotechnology & Life Sciences - 15.3%

 Pharmaceuticals - 15.3%

 2,596,000

 Abbott Laboratories

 $

 159,108,840

 3,809,200

 Bristol-Myers Squibb Co.

 128,560,500

 2,159,500

 Johnson & Johnson Co.

 142,440,620

 4,165,000

 Merck & Co, Inc.

 159,936,000

 1,617,950

 Novartis AG (A.D.R.)

 89,650,610

 $

 679,696,570

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 679,696,570

 Banks - 2.4%

 Diversified Banks - 2.4%

 3,130,000

 Wells Fargo & Co.

 $

 106,858,200

 Total Banks

 $

 106,858,200

 Diversified Financials - 5.4%

 Other Diversified Financial Services - 5.4%

 2,448,140

 Citigroup, Inc.

 $

 89,479,517

 3,307,050

 JPMorgan Chase & Co.

 152,058,159

 $

 241,537,676

 Total Diversified Financials

 $

 241,537,676

 Insurance - 3.3%

 Property & Casualty Insurance - 3.3%

 2,132,000

 The Chubb Corp.

 $

 147,342,520

 Total Insurance

 $

 147,342,520

 Software & Services - 4.3%

 Systems Software - 4.3%

 5,869,600

 Microsoft Corp.

 $

 189,294,600

 Total Software & Services

 $

 189,294,600

 Technology Hardware & Equipment - 6.3%

 Computer Hardware - 1.4%

 2,583,000

 Hewlett-Packard Co.

 $

 61,552,890

 Technology Distributors - 4.9%

 2,657,550

 Arrow Electronics, Inc. *

 $

 111,537,374

 2,936,900

 Avnet, Inc. *

 106,873,791

 $

 218,411,165

 Total Technology Hardware & Equipment

 $

 279,964,055

 Telecommunication Services - 5.8%

 Integrated Telecommunication Services - 2.5%

 3,589,000

 AT&T, Inc.

 $

 112,084,470

 Wireless Telecommunication Services - 3.3%

 5,300,000

 Vodafone Group Plc (A.D.R.)

 $

 146,651,000

 Total Telecommunication Services

 $

 258,735,470

 TOTAL COMMON STOCKS

 (Cost $3,556,529,838)

 $

 4,292,247,946

 Principal Amount ($)

 TEMPORARY CASH INVESTMENTS - 3.6%

 Repurchase Agreements - 3.6%

 39,665,000

 Deutsche Bank AG, 0.05%, dated 3/30/12, repurchase price of $39,665,000 plus accrued interest on 4/2/12 collateralized by the following:

 $4,522,826 U.S. Treasury Bill, 0.0%, 4/5/12-3/7/13

 $3,720,517 U.S. Treasury Bond, 3.125-10.625%, 8/15/15-2/15/42

 $10,736,865 U.S. Treasury Notes, 0.25-4.875%, 6/15/12-2/15/22

 $21,492,308 U.S. Treasury Strip, 0.0-2.0%, 4/15/12-2/15/42

 $

 39,665,000

 39,665,000

 JPMorgan, Inc., 0.13%, dated 3/30/12, repurchase price of $39,665,000 plus accrued interest on 4/2/12 collateralized by $40,458,492 Federal

 National Mortgage Association (ARM), 0.76-5.996%, 6/1/17-4/1/42

 39,665,000

 39,665,000

 RBC Capital Markets, Inc., 0.10%, dated 3/31/12, repurchase price of $39,665,000 plus accrued interest on 4/2/12 collateralized by the following:

 $6,253,014 Freddie Mac Giant, 4.5%, 7/1/41

 $12,348,611 Federal Home Loan Mortgage Corp., 1.946-5.162%, 12/1/35-10/1/38

 $10,253,267 Federal Home Loan Mortgage Association (ARM),

 3.952-4.688%, 11/1/15-9/1/39

 $11,603,408 Federal Home Loan Mortgage Association, 4.0%, 12/1/41-2/1/42

 39,665,000

 39,665,000

 TD Securities, Inc., 0.05%, dated 3/31/12, repurchase price of $39,665,000 plus accrued interest on 4/2/12 collateralized by the following:

 $21,457,588 US Treasury Bond, 3.125%, 11/15/41

 $19,000,727 US Treasury Bill 0.0%, 9/27/12

 39,665,000

 $

 158,660,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $158,660,000)

 $

 158,660,000

 TOTAL INVESTMENT IN SECURITIES - 100.3%

 (Cost $3,715,189,838) (a)

 $

 4,450,907,946

 OTHER ASSETS & LIABILITIES - (0.3)%

 $

 (14,737,181)

 TOTAL NET ASSETS - 100.0%

 $

 4,436,170,765

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 (A.D.R.)

 American Depositary Receipts.

 (a)

 At March 31, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $3,718,873,375 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 992,443,846

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (260,409,275)

 Net unrealized gain

 $

 732,034,571

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

  $       4,292,247,946

  $                  -

  $            -

  $ 4,292,247,946

 Repurchase Agreements

                               -

     158,660,000

                -

        158,660,000

 Total

  $       4,292,247,946

  $ 158,660,000

  $            -

  $ 4,450,907,946

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust III By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date March 30, 2012 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date March 30, 2012 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date March 30, 2012 * Print the name and title of each signing officer under his or her signature.